Description of Business and Principles of Consolidation	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business and Principles of Consolidation
1. Description of Business and Principles of Consolidation
Description of Business
AppLovin Corporation (the “Company” or “AppLovin”) was incorporated in the state of Delaware on July 18, 2011. The Company is a leader in the mobile app industry with a focus on building a software-based platform for mobile app developers to improve the marketing and monetization of their apps. The Company also has a globally diversified portfolio of apps—free-to-play mobile
games that it operates through its own or partner studios.
The Company’s operations are headquartered in Palo Alto, California, and has several operating locations in the U.S. as well as various international office locations in North America, Asia and Europe.
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial reporting. Certain information and footnote disclosures normally included in the financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. Therefore, the unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes included in the Company’s final prospectus related to its initial public offering (“IPO”) dated April 14, 2021 and filed with the SEC pursuant to Rule 424(b) under the Securities Act of 1933, as amended. The condensed consolidated balance sheet data as of December 31, 2020 was derived from the audited consolidated financial statements at that date but does not include all disclosures required by GAAP. The accompanying unaudited condensed consolidated financial statements reflect all adjustments, consisting only of normal recurring adjustments, that are, in the opinion of management, necessary for the fair presentation of the Company’s financial position, results of operations, cash flows and stockholders’ equity for the interim periods presented. The results of operations for the three and nine months ended September 30, 2021 shown in this report are not necessarily indicative of the results to be expected for the full year ending December 31, 2021 or any other period.
Principles of Consolidation
The unaudited condensed consolidated financial statements reflect the accounts of AppLovin Corporation and its subsidiaries in which the Company has a controlling financial interest. In accordance with the provisions of Accounting Standards Codification (“ASC”) 810, Consolidation, the Company consolidates any variable interest entity (“VIE”) of which the Company is the primary beneficiary. The Company engages in business relationships with certain entities in the ordinary course of business to develop game Apps. The typical condition for a controlling financial interest ownership is holding a majority of the voting interests of an entity; however, a controlling financial interest may also exist in entities, such as VIEs, through arrangements that do not involve controlling voting interests. ASC 810 requires a variable interest holder to consolidate a VIE if that party has the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. The Company does not consolidate a VIE in which it has a majority ownership interest when the Company is not considered the primary beneficiary. The Company evaluates its relationships with all VIEs on an ongoing basis. All intercompany transactions and balances have been eliminated upon consolidation.
Initial Public Offering and Capital Structure Change
The Company’s registration statement on
Form S-1 (the
“IPO Registration Statement”) related to its IPO was declared effective on April 14, 2021, and the Company’s Class A common stock began trading on the Nasdaq Global Select Market on April 15, 2021. On April 19, 2021, the Company completed its IPO, in which the Company sold 22,500,000 shares of Class A common stock at price to the public of $80.00 per share. The Company received aggregate net proceeds of $1.75 billion after deducting underwriting discounts and commissions of $47.2 million and offering expenses of $7.9 million subject to certain cost reimbursements. KKR Capital Markets LLC was an underwriter for the IPO and is an affiliate of KKR Denali Holdings L.P. (“KKR Denali”), who is a principal stockholder of the Company. The Company used $400.0 million of the net proceeds from the IPO to repay the entire outstanding amount under the revolving credit facility (See Note 8). KKR Capital Markets LLC is a lender under the revolving credit facility and an affiliate of KKR Denali, a principal stockholder of the Company.
Following the effectiveness of the IPO Registration Statement, the Company filed its Amended and Restated Certificate of Incorporation, which became effective immediately prior to the closing of the IPO (the “IPO Certificate”). The IPO Certificate authorizes a total of 1,500,000,000 shares of Class A common stock, 200,000,000 shares of Class B common stock, 150,000,000 shares of Class C common stock, and 100,000,000 shares of preferred stock. Upon the filing and effectiveness of the IPO Certificate, all shares of Class F common stock and Series A convertible preferred stock then outstanding automatically converted into the equivalent number of shares of Class A common stock, respectively (the “Capital Stock Conversions”). Following the Capital Stock Conversions and immediately prior to the completion of the IPO, a total of 150,307,622 shares of Class A common stock held by Adam Foroughi, the Company’s co-founder, CEO, and
Chairperson; Herald Chen, the Company’s President and Chief Financial Officer, and a member of the Company’s board of directors; and KKR Denali (collectively with certain affiliates, the Class B Stockholders) were exchanged for an equivalent number of shares of Class B common stock pursuant to the terms of certain exchange agreements. Following the closing of the IPO, the Company had two classes of outstanding common stock: Class A common stock and Class B common stock. No shares of the Company’s Class C common stock or preferred stock were issued and outstanding as of September 30, 2021.
The rights of the holders of all classes of stock pursuant to the IPO Certificate are as follows:
Common Stock
The rights of the holders of Class A common stock, Class B common stock, and Class C common stock (referred to together as the “common stock”) are identical, except with respect to voting and conversion.
Voting Rights
Holders of the Class A common stock are entitled to one vote for each share held on all matters submitted to a vote of stockholders, holders of the Class B common stock are entitled to 20 votes for each share held on all matters submitted to a vote of stockholders, and holders of the Class C common stock are not entitled to vote on any matter that is submitted to a vote of stockholders, except as otherwise required by law. The holders of the Class A common stock and Class B common stock will vote together as a single class, unless otherwise required by law. Under the IPO Certificate, approval of the holders of at least a majority of the outstanding shares of the Class B common stock voting as a separate class will be required to increase the number of authorized shares of the Class B common stock. In addition, Delaware law could require either holders of the Class A common stock, the Class B common stock, or the Class C common stock to vote separately as a single class in the following circumstances:

•
if the Company were to seek to amend the IPO Certificate to increase or decrease the par value of a class of stock, then that class would be required to vote separately to approve the proposed amendment; and

•
if the Company were to seek to amend the IPO Certificate in a manner that alters or changes the powers, preferences or special rights of a class of stock in a manner that affected its holders adversely, then that class would be required to vote separately to approve the proposed amendment.

Until the date on which the final conversion of all outstanding shares of Class B common stock pursuant to the terms of the IPO Certificate occurs, approval of at least two-thirds of
the outstanding shares of the Company’s Class B common stock voting as a separate class will be required to amend or modify any provision of the IPO Certificate inconsistent with, or otherwise alter, any provision of the IPO Certificate to modify the voting, conversion, or other rights, powers, preferences, privileges, or restrictions of the Company’s Class B common stock.
Upon the closing of the IPO, the Class B Stockholders held all of the issued and outstanding shares of the Company’s Class B common stock. The Class B Stockholders have entered into a voting agreement (the “Voting Agreement”) whereby all Class B common stock held by the Class B Stockholders and their respective permitted entities and permitted transferees will be voted as determined by two of Mr. Foroughi, Mr. Chen, and KKR Denali (one of which must be Mr. Foroughi).
Dividend Rights
Subject to preferences that may apply to any shares of preferred stock outstanding at the time, the holders of the Company’s common stock will be entitled to receive dividends out of funds legally available if the Company’s board of directors, in its discretion, determines to issue dividends and then only at the times and in the amounts that the Company’s board of directors may determine.
No Preemptive or Similar Rights
The Company’s common stock will not be entitled to preemptive rights, and is not subject to conversion, redemption or sinking fund provisions.
Right to Receive Liquidation Distributions
If the Company becomes subject to a liquidation, dissolution or winding-up, the
assets legally available for distribution to the Company’s stockholders would be distributable ratably among the holders of the Company’s common stock and any participating preferred stock outstanding at that time, subject to prior satisfaction of all outstanding debt and liabilities and the preferential rights of and the payment of liquidation preferences, if any, on any outstanding shares of preferred stock.
Conversion of Class B Common Stock
Each share of Class B common stock will be convertible at any time at the option of the holder into one share of Class A common stock. Following the closing of the IPO, shares of Class B common stock will automatically convert into shares of Class A common stock upon sale or transfer except for certain transfers described in the IPO Certificate, including transfers for estate planning, transfers among KKR Denali and its affiliates, or other transfers among the Class B Stockholders. Withdrawal from the Voting Agreement constitutes a transfer.
Each share of Class B common stock will convert automatically into one share of Class A common stock upon the date fixed by the Company’s board of directors that is no less than 61 days and no more than 180 days following the date on which (i) the Voting Agreement is terminated or (ii) Adam Foroughi is no longer involved with the Company as a member of the board of directors or as an executive officer.
Conversion of Class C Common Stock
After the conversion or exchange of all outstanding shares of the Company’s Class B common stock into shares of Class A common stock, all outstanding shares of Class C common stock will convert automatically into Class A common stock, on a share-for-share basis,
on the date or time specified by the holders of a majority of the outstanding shares of Class A common stock, voting as a separate class.
Preferred Stock
The Company’s IPO Certificate also authorizes the issuance of undesignated preferred stock with rights and preferences, including voting rights, designated from time to time by the board of directors.

1. Description of Business
AppLovin Corporation (the “Company” or “AppLovin” or “we”) was incorporated in the state of Delaware on July 18, 2011. The Company is a leader in the mobile app industry with a focus on building a software-based platform for mobile app developers to improve the marketing and monetization of their apps. The Company also has a globally diversified portfolio of apps—free-to-play
mobile games that it operates through its own or partner studios.
The Company’s operations are headquartered in Palo Alto, California, and has several operating locations in the U.S. as well as various international office locations in North America, Asia and Europe.
In May 2020, the Company amended its restated certificate of incorporation (“Restated Certificate of Incorporation”) to implement a
3-for-1
stock split of its common and preferred stock. The amendment also changed the par value in connection with the stock split and increased the number of authorized common stock shares. All disclosures of common shares, convertible preferred shares and per share data in the accompanying financial statements and related notes reflect the stock split for all periods presented.